BMW Vehicle Owner Trust 2010-A

Accrued Interest Date:	6/25/13	Collection Period Ending:	6/30/13
Current Payment Date:	7/25/13	Period:	39

Balances
	Initial	Beginning of Period	End of Period

Pool Balance	$807,017,816.96	$85,191,548.66	-

Yield Supplement Overcollateralization	$31,823,968.20	$2,858,974.80	-

Adjusted Pool Balance	$775,193,848.76	$82,332,573.86	-

Reserve Account	$1,937,984.62	$1,937,984.62	-

Overcollateralization	$25,193,848.76	$33,333,335.50	-

Notes

Class A-1 Notes	$179,200,000.00	-	-

Class A-2 Notes	$239,000,000.00	-	-

Class A-3 Notes	$254,000,000.00	-	-

Class A-4 Notes	$77,800,000.00	$48,999,238.36	-

	$750,000,000.00	$48,999,238.36	-

Reconciliation of Collection Account
Available Funds:

Available Interest:

Interest Collected on Receivables					$269,010.14

Servicer Advances					26,544.44

Servicer Advance Reimbursement					20,162.78

Administrative Purchase Payment					0.00

Warranty Purchase Payment					698.46

Recoveries					15,737.71

Investment Earnings on Trust Accounts

Interest from Reserve Account					55.47

Interest from Collection Account					0.00

Total Available Interest					$291,883.44
Available Principal:

Principal Collection on Receivables

Receipts of Scheduled Principal					$5,456,266.92

Receipts of Pre-Paid Principal					2,118,003.53

Liquidation Proceeds					59,700.81

Administrative Purchase Payment					41,626,913.34

Warranty Purchase Payment					21,344.34

Total Available Principal					$49,282,228.94

Advances from the Reserve Account					$0.00

Release from the Reserve Fund Account					$0.00

Total Available Funds					$49,574,112.38

Distributions:

Servicing Fees					$70,992.96

Non-recoverable Servicer Advance Reimbursement					16,853.86

Noteholder's Accrued and Unpaid Interest					85,748.67

Priority Principal Distribution to Noteholder's					0.00

Reserve Account Deposit to achieve the Specified Reserve Account Balance					0.00

Regular Principal Distributable Amount to Noteholders					48,999,238.36

Owner Trustee and Indenture Trustee Fees					0.00

Certificate Distribution Account (any remaining payments)					401,278.53

Total Distributions					$49,574,112.38

Monthly Period Receivables Principal Balance Calculation

Beginning Receivable Principal Balance					$85,191,548.66

Monthly Principal Received

Regular Principal Received					$5,456,266.92

Prepaid Principal Received					2,118,003.53

Liquidations					59,700.81

Principal Balance Allocable to Gross Charge-offs					25,824.80

Principal Portion of Repurchased Receivables					77,531,752.60

Total Monthly Principal Amounts					$85,191,548.66

Ending Receivable Principal Balance					$0.00

Distributions

Interest Distributable Amount			Interest Rate	Current Payment	Per $1,000

Class A-1 Notes			0.27929%	$0.00	0.00
Class A-2 Notes			0.68000%	$0.00	0.00
Class A-3 Notes			1.39000%	$0.00	0.00
Class A-4 Notes			2.10000%	$85,748.67	1.10
				$85,748.67

Monthly Principal Distributable Amount	Beginning Balance	Current Payment	Ending Balance	Per $1,000	Note Factor
Class A-1 Notes	-	-	-	0.00	0.00
Class A-2 Notes	-	-	-	0.00	0.00
Class A-3 Notes	-	-	-	0.00	0.00
Class A-4 Notes	$48,999,238.36	$48,999,238.36	-	629.81	0.00
	$48,999,238.36	$48,999,238.36	$-

Carryover Shortfalls

	Prior Period Carryover	Current Payment	Per $1,000
Class A-1 Interest Carryover Shortfall	-	-	-
Class A-2 Interest Carryover Shortfall	-	-	-
Class A-3 Interest Carryover Shortfall	-	-	-
Class A-4 Interest Carryover Shortfall	-	-	-

Yield Supplement Overcollateralization

Beginning Period Required Amount					$2,858,974.80
Beginning Period Amount					2,858,974.80
Current Distribution Date Required Amount					2,550,159.42
Current Period Release					2,858,974.80
Ending Period Amount					0.00
Next Distribution Date Required Amount					$0.00

Reserve Account

Beginning Period Required Amount					$1,937,984.62
Beginning Period Amount					1,937,984.62
Net Investment Earnings					55.47
Current Period Deposit Amount Due					0.00

Reserve Fund Draw Amount					0.00
Ending Period Required Amount					0.00
Release to Depositor					1,938,040.09
Ending Period Amount					-

Overcollateralization

Beginning Period Overcollateralization Amount					$33,333,335.50

Target Overcollateralization Amount					$33,333,335.50

Ending Period Over Collateralization Amount					$0.00

Current Period Release					$33,333,335.50

Receivables Data

				Beginning Period	Ending Period
Number of Contracts				16,032	15,706
Weighted Average Remaining Term				17.42	16.59
Weighted Average Annual Percentage Rate				3.92%	3.92%

Delinquencies
				Dollar Amount	Percentage
30-59 Days				$1,303,843.07	1.68%
60-89 Days				380,312.62	0.49%
90-119 Days				56,511.12	0.07%
120+ Days				363,881.33	0.47%

Total 30+ Days Past Due				$2,104,548.14	2.72%

Write-offs
Gross Principal Write-offs for Current Period					$25,824.80
Recoveries for Current Period					15,737.71
Net Write-Offs for Current Period					10,087.09
Cumulative Net Realized Losses					$2,944,606.69

Repossessions				Dollar Amount	Units
Beginning Period Repossessed Receivables Balance				124,165.24	11
Ending Period Repossessed Receivables Balance				62,603.16	8

Principal Balance of 90+ Day Repossessed Vehicles				14,074.55	1

As of the June 2013 collection period, BMW FS considers a payment to be past due when an obligor fails to make at least 90% of a scheduled payment by the related payment due date (previously 80%).  This change is not expected to have a significant impact on the performance of the transaction.